Schedule of Investments
June 30, 2021 (unaudited)
Greenwich Ivy Long-Short Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.27%

Air Courier Services - 1.33%
FedEx Corp. (3)	1,134	338,306

Aircraft - 2.45%
Boeing Co. (3)	2,600	622,856

Blank Checks - 3.42%
Hudson Executive Investment Corp. Class A (2) (3)	26,100	216,891
CF Finance Acquisition Corp. III Class A (2) (3)	35,140	352,454
Starboard Value Acquisition Corp. Class A (2) (3)	30,000	300,000

		869,345

Commercial Banks - 1.51%
ABN AMRO Bank NV ADR (Netherlands) (2)	15,460	186,829
ICICI Bank Ltd. ADR (India) (2)	11,500	196,650

		383,479

Cutlery, Handtools & General Hardware - 0.83%
Toughbuilt Industries, Inc. (2) (3)	252,200	209,805

Deep Sea Foreign Transportation Of Freight - 1.55%
Scorpio Tankers Inc. (Monaco) (3)	17,887	394,408

Electric Services - 3.08%
NRG Energy, Inc. (3)	19,400	781,820

Finance Services - 6.44%
American Express Co. (3)	3,000	495,690
ECN Capital Corp. (Canada)	152,300	1,142,319

		1,638,009

Footwear (No Rubber) - 0.20%
Skechers U.S.A., Inc. Class A (2) (3)	1,000	49,830

Guided Missiles & Space Vehicles & Parts - 0.07%
Lockheed Martin Corp. (3)	50	18,918

Hotels & Motels - 2.12%
Marriott International, Inc. Class A (3)	1,550	211,606
Travel & Leisure (3)	5,500	326,975

		538,581

Hotels, Rooming House, Camps & Other Lodging Places - 2.39%
Hilton Grand Vacations Inc. (2) (3)	14,680	607,605

Internet Media & Services - 1.14%
Delivery Hero S.E. (Germany) (2)	2,200	290,591

Life Insurance - 0.07%
Independence Holding Co. (3)	406	18,806

Malt Beverages - 1.36%
Fomento Economico Mexicano, S.A.B. de C.V. ADR (Mexico) (3)	4,100	346,491

Metals & Mining - 2.17%
Glencore PLC ADR	70,000	299,667
Sustainable Opportunities Acquisition Corp. Class A (Cayman) (2) (3)	25,401	252,740

		552,407

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 0.55%
Martin Marietta Materials, Inc. (3)	400	140,724

Motor Vehicles & Passenger Car Bodies - 4.18%
Stellantis N.V. (Netherlands) (3)	27,800	547,938
Tata Motors Ltd. ADR (India) (3)	22,546	513,598

		1,061,536

National Commercial Banks - 2.67%
Wells Fargo & Co. (3)	15,000	679,350

Non-Trading Company - 2.55%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	24,957	648,212

Photographic Equipment & Supplies - 0.90%
IMAX, Corp. (Canada) (2) (3)	10,700	230,050

Publishing & Broadcasting - 1.02%
Future PLC (United Kingdom) (2)	6,000	259,970

Railroad Equipment - 1.62%
Westinghouse Air Brake Technologies Corp. (3)	5,000	411,500

Retail & Wholesale - Discretionary - 1.56%
Mercari, Inc. (Japan) (2)	7,500	397,808

Retail - Apparel & Accessory Stores - 1.77%
Industria de Diseno Textil SA (Spain)	12,800	450,908

Retail-Catalog & Mail-Order Houses - 0.48%
Jumia Technologies A.G. ADR (Germany) (2) (3)	4,000	121,320

Retail - Discretionary - 1.05%
Asos PLC (United Kingdom) (2)	3,900	267,607

Retail - Eating & Drinking Places - 1.14%
Shake Shack, Inc. Class A (2) (3)	2,700	288,954

Retail - Miscellaneous Retail - 2.00%
The RealReal, Inc. (2) (3)	25,734	508,504

Retail - Retail Stores - 3.21%
Ulta Beauty, Inc. (2) (3)	2,359	815,671

Security Brokers, Dealers & Flotation Companies - 0.54%
Charles Schwab Corp. (3)	1,900	138,339

Semiconductors & Related Devices - 0.84%
Applied Materials, Inc. (3)	1,500	213,600
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan) (3)	10	1,202

		214,802

Services - Advertising - 0.05%
ANGI, Inc. Class A (2) (3)	1,000	13,520

Services - Amusement & Recreation Services - 0.59%
Pollard Banknote Ltd. (Canada)	3,300	150,425

Services - Business Services - 2.07%
FarFetch Ltd. Class A (United Kingdom) (2) (3)	500	25,180
Limelight Networks, Inc. (2) (3)	52,900	166,635
Trip.com Group Ltd. ADR (Cayman) (2) (3)	9,407	333,572

		525,387

Services - Computer Integrated Systems Design - 0.43%
ASA International Group PLC (United Kingdom) (2)	60,253	108,361

Services - Computer Programming, Data Processing, Etc. - 11.19%
Baidu, Inc. ADR (Cayman) (2) (3)	1,000	203,900
DXC Technology Co. (3)	5,000	194,700
Facebook, Inc. Class A (2) (3)	928	322,675
GAN Ltd. (Bermuda) (2) (3)	16,300	267,972
Pinterest, Inc. Class A (2) (3)	6,077	479,779
Twitter, Inc. (2) (3)	20,000	1,376,200

		2,845,226

Services - Miscellaneous Health & Allied Services - 1.61%
Ontrak, Inc. (2) (3)	10,300	334,544
SOC Telemed, Inc. Class A (2) (3)	13,311	75,740

		410,284

Services - Motion Picture & Video Tape Distribution - 3.01%
Eros STX Global Corp. Class A (Isle of Man) (2) (3)	499,300	763,929

Services - Prepackaged Software - 5.70%
Alteryx, Inc. Class A (2) (3)	2,500	215,050
Ascendant Digital Acquisition Corp. Class A (2) (3)	24,642	245,188
BigCommerce Holdings, Inc. Series 1 (2) (3)	2,200	142,824
Dragoneer Growth Opportunities Corp. Class A (Cayman) (2) (3)	29,289	291,718
Nutanix, Inc. Class A (2) (3)	10,700	408,954
Splunk Inc. (2) (3)	1,000	144,580

		1,448,314

Software & Tech Services - 3.15%
Amadeus IT Group SA (Spain) (2)	11,000	773,693
Cyan AG (Germany) (2)	2,789	26,819

		800,512

Special Industry Machinery, NEC - 0.91%
Desktop Metal, Inc. Class A (2) (3)	20,010	230,115

Television Broadcasting Stations - 1.69%
ViacomCBS, Inc. Class B (3)	9,500	429,400

Trucking & Courier Services (No Air) - 1.06%
ZTO Express, Inc. (Cayman) (3)	8,900	270,115

Water Transportation - 0.58%
Norwegian Cruise Line Holdings Ltd. (2) (3)	5,000	147,050

Total Common Stock	(Cost $ 15,853,774)	22,439,150

Real Estate Investment Trusts - 10.65%

Belpoint REIT, Inc. (3)	100	10,550
Boston Properties, Inc. (3)	1,100	126,049
Easterly Government Properties, Inc. (3)	44,700	942,276
Kimco Realty Corp. (3)	27,000	562,950
Simon Property Group, Inc. (3)	1,000	130,480
Store Capital Corp. (3)	27,118	935,842

Total Real Estate Investment Trusts	(Cost $ 2,019151)	2,708,147

Money Market Registered Investment Companies - 1.35%

First American Treasury Obligations Fund Class X - 0.01% (4)	342,305	342,305

Total Money Market Registered Investment Companies	(Cost $ 342,305)	342,305

Total Investments - 100.27%	(Cost $ 18,215,231)	25,489,602

Liabilities in Excess of Other Assets - -.27%		(68,993)

Total Net Assets - 100.00%		25,420,609

Common Stock Securities Sold Short (2) - 0.00%

Apparel, Footwear & Acc Design - -2.72%
Hermes International S.C.A. (France)	(475)	(691,901)

Bottled & Canned Soft Drinks Carbonated Waters - -1.87%
Monster Beverage Corp.	(5,200)	(475,020)

Commuications Equipment - -0.97%
Iridium Communications, Inc.	(6,159)	(246,298)

Computer Peripheral Equipment - -1.90%
Logitech International S.A. (Switzerland)	(4,000)	(483,680)

Cutlery, Handtools & General Hardware - -1.05%
Snap-On, Inc.	(1,200)	(268,116)

Electronic & Other Equipment (No Computer Equip) - -0.46%
Legrand S.A. (France)	(1,100)	(116,419)

Farm Machinery & Equipment - -1.43%
Deere & Co.	(1,030)	(363,291)

Finance Services - -3.76%
FactSet Research Systems, Inc.	(1,100)	(369,171)
MSCI, Inc.	(1,100)	(586,388)

		(955,559)

Food & Kindred Products - -1.36%
Oatly Group AB (Sweden)	(14,100)	(344,886)

Hospital & Medical Service Plans - -1.05%
Anthem, Inc.	(700)	(267,260)

Hotels & Motels - -1.05%
InterContinental Hotels Group PLC ADR (United Kingdom)	(4,000)	(266,168)

Household Furniture - -1.05%
La-Z-Boy, Inc.	(7,200)	(266,688)

Laboratory Analytical Instruments - -1.63%
Waters Corp.	(1,200)	(414,732)

Lumber & Wood Products (No Furniture) - -3.77%
Trex Co., Inc.	(4,900)	(500,829)
Louisiana-Pacific Corp.	(7,592)	(457,722)

		(958,551)

Malt Beverages - -2.05%
Boston Beer Co., Inc. Class A	(510)	(520,608)

Medical Equipment & Devices - -2.33%
Essilorluxottica S.A. (France)	(1,795)	(331,254)
GN Store Nord A.S. (Denmark)	(3,000)	(262,073)

		(593,327)

Miscellaneous Chemical Products - -1.11%
WD-40 Co.	(1,100)	(281,919)

Miscellaneous Food Preparations & Kindred Products - -1.04%
McCormick & Co., Inc.	(3,000)	(264,960)

Motor Vehicles & Passenger Car Bodies - -2.94%
Ferrari N.V. (Italy)	(1,100)	(226,655)
Nio, Inc. ADR (Cayman Islands)	(4,000)	(212,800)
Tesla, Inc.	(452)	(307,225)

		(746,680)

Operative Builders - -0.78%
NVR, Inc.	(40)	(198,932)

Ophthalmic Goods - -0.62%
Cooper Cos., Inc.	(400)	(158,508)

Ordance & Accessories (No Vehicles/Guided Missiles) - -0.85%
Axon Enterprise, Inc.	(1,226)	(216,757)

Pharmaceutical Preparations - -0.45%
Morphic Holding, Inc.	(2,000)	(114,780)

Retail - Auto & Home Supply Stores - -1.64%
O'Reilly Automotive, Inc.	(737)	(417,297)

Retail - Auto Dealers & Gasoline Stations - -3.79%
AutoNation, Inc.	(3,610)	(342,264)
CarMax, Inc.	(2,000)	(258,300)
Carvana Co. Class A	(1,200)	(362,184)

		(962,748)

Retail - Computer & Computer Software - -1.94%
GameStop Corp.	(2,300)	(492,522)

Retail - Eating Places - -2.90%
Noodles & Co. Class A	(18,500)	(230,880)
RCI Hospitality Holdings, Inc.	(7,200)	(476,640)
Wingstop, Inc.	(186)	(29,319)

		(736,839)

Retail - Family Clothing Stores - -2.19%
Buckle, Inc.	(6,000)	(298,500)
Lands' End, Inc.	(6,300)	(258,615)

		(557,115)

Retail - Shoe Stores - -3.65%
Boot Barn Holdings, Inc.	(11,045)	(928,332)

Rubber & Plastics Footwear - -1.10%
Crocs, Inc.	(2,400)	(279,648)

Search, Detection, Navigation, Guidance, Aeronautical Systems - -1.02%
Garmin Ltd. (Switzerland)	(1,800)	(260,352)

Semiconductors & Related Devices - -1.50%
Advanced Micro Devices, Inc.	(4,065)	(381,825)

Services - Business Services NEC - -1.93%
Fair Isaac Corp.	(605)	(304,122)
Healthequity, Inc.	(2,307)	(185,667)

		(489,789)

Services - Computer Integrated Systems Design - -2.09%
Cerner Corp.	(2,100)	(164,136)
Leidos Holdings, Inc.	(2,000)	(202,200)
Simulations Plus, Inc.	(3,000)	(164,730)

		(531,066)

Services - Computer Programming, Data Processing, Etc. - -1.74%
Snap, Inc. Class A	(6,500)	(442,910)

Services - Miscellaneous Amusement & Recreation - -1.09%
DraftKings, Inc. Class A	(5,300)	(276,501)

		(276,501)

Services - Motion Picture Theaters - -4.48%
AMC Entertainment Holdings, Inc. Class A	(20,100)	(1,139,268)

Services - Prepackaged Software - -2.04%
Procore Technologies, Inc.	(1,912)	(181,544)
Shopify, Inc. (Canada)	(230)	(336,025)

		(517,569)

Services - To Dwellings & Other Buildings - -0.61%
Rollins, Inc.	(4,500)	(153,900)

Surgical & Medical Instruments & Apparatus - -2.01%
Nevro Corp.	(1,900)	(315,001)
Stryker Corp.	(750)	(194,798)

		(509,799)

Tobacco Products - -0.67%
Swedish Match A.B. (Sweden)	(20,000)	(170,656)

Transportation Services - -0.96%
ModivCare, Inc.	(1,430)	(243,200)

Wholesale-Professional & Commerecial Equipment & Supplies - 1.58%
SiteOne Landscape Supply, Inc.	(2,367)	(400,638)

Total Common Stocks Sold Short	(Cost $ -16,374,712)	(19,107,014)

Exchange- Traded Funds Sold Short (2) (5) - -7.63%

Invesco QQQ Trust	(2,220)	(786,835)
iShares Russell 2000 ETF	(5,010)	(1,149,144)
SPDR S&P 500 ETF Trust	(10)	(4,280)

Total Exchange-Traded Funds	(Cost $ -1,919,921)	(1,940,259)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (6)
Level 1 - Quoted Prices	$25,489,602	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,489,602	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $19,947,438.00.
(4) Variable rate security; the rate shown represents the yield at June 30, 2021.
(5) Exchange-traded fund.
(6) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.